Offsets	Mar. 25, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Liftoff Mobile, Inc.
Form or Filing Type	S-1
File Number	333-292700
Initial Filing Date	Jan. 13, 2026
Fee Offset Claimed	$ 13,810.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Termination / Withdrawal Statement	(1) The Registrant paid a registration fee of $13,810.00 in connection with the registration of up to $100,000,000.00 shares of common stock, par value $0.0001 per share, under the Registration Statement on Form S-1 filed on January 13, 2026 (File No. 333-292700) (the "Prior Registration Statement"). No securities were issued or sold under the Prior Registration Statement and such Prior Registration Statement was withdrawn by the Registrant by filing a Form RW on February 17, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Liftoff Mobile, Inc.
Form or Filing Type	S-1
File Number	333-292700
Filing Date	Jan. 13, 2026
Fee Paid with Fee Offset Source	$ 13,810.00